TAXATION - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Current tax expense	$ 4,561	$ 4,196
Deferred income tax expense	36,799	12,668
Total income tax expense	$ 41,360	$ 16,864